Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (1)	$ 0	$ 0
State	0	3	2
Foreign	1	2	1
Current income tax provision	0	5	3
Deferred:
Federal	43	24	17
State	5	0	0
Foreign	(2)	(2)	0
Deferred income tax provision (benefit)	46	22	17
Total	$ 46	$ 27	$ 20